                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-05339
                                   ---------------------------------------------

                              CONCORDE FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               5430 LBJ Freeway, Suite 1500, Dallas, TX 75240-2675
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                   Gary B. Wood, 5430 LBJ Freeway, Suite 1500,
                              Dallas, TX 75240-2675
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (972) 404-1500

Date of fiscal year end:   September 30, 2003
                           ------------------

Date of reporting period:  September 30, 2003
                           ------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             (CONCORDE FUNDS LOGO)

                                                               November 17, 2003
Dear Shareholders,

     We are pleased to present the Annual Report of Concorde Funds, Inc., for the fiscal year ended September 30, 2003. Concorde Investment Management, the investment advisor for Concorde Funds, has continued to manage the Concorde Value Fund with a strict value style discipline, without over-emphasis on the capitalization of the companies chosen for the portfolio. Concorde Value Fund, therefore, has outperformed the large cap dominated indexes and has generally preserved capital during the dramatic market dynamics of the last three years.

CONCORDE VALUE FUND

     The Concorde Value Fund (the "Value Fund") provided a 12.77% total return for the fiscal year ended September 30, 2003. The broad market indices apparently reached the bottom of the almost three year bear market in October 2002, subsequently rallying for most of the year. Although the Value Fund moved higher along with the general market, it lagged the performance of the indices as cyclical issues, including many segments of the technology and telecommunications sectors which had led the decline during the bear market, outperformed the noncyclical and defensive groups which are the current focus of our investment universe. In addition, small and mid cap stocks have also outperformed during this rally and although we have exposure to these segments with our multi-cap style, larger cap stocks represent our largest exposure. Hedging existing positions using our covered call strategies also limited our gains as stocks on a net basis that were hedged rose more than dropped.

                                                                       CUMULATIVE*
                                                 FULL FISCAL YEAR*    3 YEARS ENDING
                                                 OCT 2002-SEPT 2003     SEPT 2003
                                                 ------------------   --------------
CONCORDE VALUE FUND                                    12.77%             (8.19)%
S&P 500                                                24.39%            (27.31)%
Russell 2000                                           36.49%             (2.31)%
Wilshire All Value                                     27.15%             (8.11)%
Wilshire 4500                                          33.81%            (23.57)%

---------------------

* Source = Morningstar, Inc.; Wilshire Associates

     All sectors except for industrial cyclicals and utilities contributed gains for the year. Sectors contributing the greatest toward the gain for the year include conglomerates, consumer durables, entertainment, finance and insurance, retail trade, services and technology. More moderate gains were generated by the consumer staples, energy and natural resources, real estate and health groups. Individual stock performance varied widely although the breadth of gainers clearly exceeded stocks dropping for the year.

     Tyco International and Fedders Corp., the only holdings in the conglomerates and consumer durables industry groups, respectively, produced significant gains for the year. Tyco stock rebounded from lows created when management turmoil, and weaker results caused by the economy, battered the stock during early 2002. Fedders rebounded from lows as company performance began to pick up.

     A wide variance in individual performance was observed in the consumer staples sector, which generated a slight gain overall. Altria Group and SuperValu contributed significant gains while ConAgra, Playtex Products and Tupperware had losses. ConAgra and Tupperware positions have been eliminated from the portfolio as a result of lowered expectations for the future. Comcast Class A Special stock, a new addition to the fund during late 2002, generated a significant gain as investors began to realize the ramping broadband and digital cable growth and the benefits of the acquisition of AT&T's cable properties.

     All of the stocks in the finance and insurance groups contributed to a healthy gain of almost 40%. Long time holdings Delphi Financial, Lehman Brothers, and MBIA all rose significantly as their business results continued strong and we sold our First American position after it rose to fair value levels and its prospects began to diminish slightly.

     Individual results in the health industry were mixed, resulting in a flat group performance. Tenet Healthcare and U.S. Oncology dropped although U.S. Oncology is posting solid results. Tenet is a new position that we bought after a large part of its recent stock decline, and we see good long term value after the current issues are resolved. Merck had a significant price recovery during the year, however, we sold a meaningful position during this rally.

     Lockheed Martin, the large defense contractor and our only industrial cyclical holding, contributed a sizable loss after rallying considerably over the past two years. We are maintaining our total position based on a reasonable valuation and good growth prospects. Among our retail stock holdings, IHOP, Office Depot and Sonic Automotive all gained nicely as the market gravitated towards companies that should produce stronger results in a recovering economy. Sonic and Office Depot have yet to report results that reflect the recovery but we feel that they eventually will. Both of our utility holdings contributed negatively as CMS Energy stumbled in their turnaround, prompting our sale of the position. CH Energy is still performing well even though the stock dropped slightly during the year.

     In the services and technology groups, all of our holdings posted gains as they are also seen as being sensitive to the potentially faster growing domestic economy. American Power Conversion, Intel and Oracle all began to report somewhat better results in the last two quarters and Waste Management has seen business stabilize with decent upside prospects.

     Looking ahead, we will continue to position the Value Fund portfolio with a diversified collection of reasonably priced equities that we believe possess superior risk reward characteristics.

SUMMARY

     Thank you for your past and future support as we strive to maintain the highest standards to managing Concorde Funds, Inc.

                                          Sincerely,

                                          /s/ GARY B. WOOD, Ph.d
                                          Gary B. Wood, Ph.D.
                                          President
[VALUE FUND CHART]

                                        CONCORDE VALUE FUND        RUSSELL 2000             S&P 500           WILSHIRE ALL VALUE
                                        -------------------        ------------             -------           ------------------
Sep-93                                        10000.00               10000.00               10000.00              10000.00
                                              10130.00               10257.00               10207.00              10054.00
                                              10031.00                9923.00               10110.00               9865.99
Dec-93                                        10216.00               10262.00               10232.00              10058.40
                                              10430.00               10583.00               10580.00              10416.50
                                              10395.00               10545.00               10294.00              10100.80
Mar-94                                        10157.00                9989.00                9846.00               9707.91
                                              10063.00               10048.00                9972.00               9882.66
                                              10165.00                9935.00               10134.00               9981.48
Jun-94                                        10088.00                9600.00                9886.00               9764.88
                                              10268.00                9757.00               10210.00              10131.10
                                              10651.00               10301.00               10628.00              10490.70
Sep-94                                        10472.00               10266.00               10369.00              10139.30
                                              10447.00               10225.00               10601.00              10266.00
                                              10063.00                9812.00               10215.00               9876.94
Dec-94                                         9806.00               10075.00               10366.00               9993.49
                                               9788.00                9948.00               10635.00              10290.30
                                               9913.00               10362.00               11048.00              10441.60
Mar-95                                        10171.00               10539.00               11374.00              10692.20
                                              10446.00               10773.00               11709.00              11032.20
                                              10713.00               10958.00               12176.00              11512.10
Jun-95                                        11105.00               11527.00               12458.00              11774.50
                                              11621.00               12191.00               12871.00              12236.10
                                              11630.00               12443.00               12903.00              12414.80
Sep-95                                        11861.00               12666.00               13447.00              12817.00
                                              11657.00               12100.00               13399.00              12617.00
                                              12102.00               12608.00               13986.00              13251.70
Dec-95                                        12168.00               12941.00               14256.00              13547.20
                                              12447.00               12926.00               14740.00              13925.20
                                              12564.00               13330.00               14878.00              14085.30
Mar-96                                        12817.00               13606.00               15020.00              14331.80
                                              13060.00               14333.00               15241.00              14472.20
                                              13358.00               14898.00               15633.00              14653.20
Jun-96                                        13205.00               14286.00               15692.00              14597.50
                                              12637.00               13039.00               14999.00              13985.80
                                              13060.00               13796.00               15315.00              14478.10
Sep-96                                        13484.00               14336.00               16176.00              15052.90
                                              13782.00               14115.00               16622.00              15548.20
                                              14431.00               14696.00               17877.00              16675.40
Dec-96                                        14349.00               15082.00               17523.00              16500.30
                                              15196.00               15383.00               18617.00              17315.40
                                              15110.00               15011.00               18764.00              17521.50
Mar-97                                        14570.00               14301.00               17995.00              16881.90
                                              15456.00               14341.00               19067.00              17562.30
                                              16246.00               15937.00               20226.00              18644.10
Jun-97                                        16949.00               16621.00               21132.00              19404.80
                                              18182.00               17394.00               22812.00              20978.50
                                              17777.00               17792.00               21535.00              20300.90
Sep-97                                        18933.00               19094.00               22713.00              21480.40
                                              18288.00               18256.00               21954.00              20782.30
                                              18345.00               18137.00               22971.00              21407.80
Dec-97                                        18506.00               18455.00               23366.00              22024.40
                                              18548.00               18163.00               23625.00              21650.00
                                              19954.00               19505.00               25329.00              23275.90
Mar-98                                        20857.00               20309.00               26625.00              24528.10
                                              21361.00               20421.00               26894.00              24805.30
                                              20710.00               19320.00               26432.00              24311.70
Jun-98                                        20353.00               19361.00               27505.00              24630.20
                                              19125.00               17794.00               27213.00              23999.60
                                              15955.00               14339.00               23284.00              20025.30
Sep-98                                        16123.00               15461.00               24776.00              21176.70
                                              17383.00               16092.00               26791.00              22830.60
                                              18065.00               16936.00               28414.00              23940.20
Dec-98                                        18775.00               17984.00               30051.00              24713.50
                                              18922.00               18223.00               31307.00              24797.50
                                              18335.00               16747.00               30333.00              24155.30
Mar-99                                        18714.00               17008.00               31546.00              24788.10
                                              19923.00               18532.00               32767.00              26929.80
                                              19801.00               18803.00               31994.00              26978.30
Jun-99                                        20644.00               19653.00               33770.00              27814.60
                                              20131.00               19114.00               32716.00              28676.90
                                              19789.00               18407.00               32552.00              27736.30
Sep-99                                        18934.00               18411.00               31661.00              26646.20
                                              19313.00               18486.00               33665.00              27696.10
                                              19374.00               19590.00               34348.00              27798.60
Dec-99                                        20009.00               21807.00               36371.00              28326.70
                                              19656.00               21456.00               34545.00              27267.30
                                              19429.00               24999.00               33892.00              25726.70
Mar-00                                        20917.00               23351.00               37207.00              28384.30
                                              21156.00               21945.00               36087.00              28083.40
                                              21320.00               20666.00               35347.00              28142.40
Jun-00                                        21408.00               22468.00               36220.00              26937.90
                                              21585.00               21745.00               35655.00              27164.20
                                              22959.00               23404.00               37870.00              29054.80
Sep-00                                        22631.00               22716.00               35870.00              28822.40
                                              22707.00               21702.00               35719.00              29116.30
                                              21749.00               19474.00               32905.00              27710.00
Dec-00                                        23027.00               21146.00               33066.00              29214.70
                                              24116.00               22248.00               34240.00              29842.80
                                              23094.00               20789.00               31121.00              28720.70
Mar-01                                        21845.00               19772.00               29151.00              27695.40
                                              23173.00               21318.00               31413.00              29310.00
                                              23386.00               21843.00               31623.00              29840.50
Jun-01                                        23319.00               22616.00               30855.00              29321.30
                                              23226.00               21392.00               30552.00              28960.70
                                              22509.00               20701.00               28643.00              27550.30
Sep-01                                        21075.00               17915.00               26331.00              24979.80
                                              21500.00               18963.00               26834.00              24957.40
                                              22974.00               20431.00               28893.00              26504.70
Dec-02                                        23266.00               21691.00               29147.00              27339.60
                                              23123.00               21466.00               28721.00              26989.70
                                              23008.00               20878.00               28167.00              26916.80
Mar-02                                        23726.00               22556.00               29226.00              28453.70
                                              23281.00               22761.00               27455.00              27566.00
                                              23194.00               21751.00               27254.00              27579.80
Jun-02                                        21484.00               20672.00               25314.00              25737.40
                                              19817.00               17551.00               23342.00              23212.60
                                              20148.00               17507.00               23494.00              23472.60
Sep-02                                        18380.00               16250.00               20942.00              20822.50
                                              19113.00               16771.00               22783.00              22361.30
                                              20248.00               18267.00               24123.00              23931.10
Dec-03                                        19214.00               17250.00               22707.00              22686.70
                                              18389.00               16772.00               22114.00              22094.50
                                              18123.00               16265.00               21782.00              21376.50
Mar-03                                        18050.00               16475.00               21994.00              21320.90
                                              19066.00               18037.00               23804.00              23431.60
                                              20451.00               19973.00               25056.00              25343.70
Jun-03                                        20127.00               20334.00               25377.00              25675.70
                                              20717.00               21607.00               25823.00              26261.10
                                              21498.00               22597.00               26327.00              26875.60
Sep-03                                        20731.00               22179.00               26050.00              26475.10

NOTE: The Russell 2000 Index is an index comprised of 2000 publicly traded small capitalization common stocks that are ranked in terms of capitalization below the large and mid-range capitalization sectors of the United States equity market. This index attempts to accurately capture the performance of the universe of small capitalization common stocks. The Wilshire All Value is an index representing performance of a universe of equity mutual funds investing in a broad measure of value stocks. This index is a combination of all stocks in the Wilshire Large Value Index and the Wilshire Small Value Index. The S&P 500 consists of 500 Selected Stocks, most of which are listed on the New York Stock Exchange. It is a widely recognized unmanaged index of stock prices. Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholders
Concorde Funds, Inc.

     We have audited the accompanying statement of assets and liabilities of the Concorde Value Fund portfolio of Concorde Funds, Inc., including the schedules of investments in securities and covered call options written, as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three years ended September 30, 2001 were audited by other auditors whose report dated November 6, 2001, expressed an unqualified opinion on the financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Concorde Value Fund portfolio of Concorde Funds, Inc. as of September 30, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                          [/S/ BRAD A. KINDER]
                                          BRAD A. KINDER, CPA

Flower Mound, Texas
October 22, 2003

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2003

                                                              SHARES OR
                                                              PRINCIPAL                 PERCENT OF
                                                               AMOUNT        VALUE      NET ASSETS
                                                              ---------   -----------   ----------
COMMON STOCKS
CONGLOMERATES
  Tyco International Ltd....................................    26,030    $   531,793       4.08%
                                                                          -----------     ------
CONSUMER STAPLES
  Altria Group Inc..........................................     8,200        359,160       2.76
  Playtex Products Inc. (a).................................    50,000        298,000       2.29
  SUPERVALU INC.............................................    20,000        477,200       3.66
                                                                          -----------     ------
                                                                            1,134,360       8.71
                                                                          -----------     ------
ENERGY AND NATURAL RESOURCES
  Conoco Phillips...........................................     8,500        465,375       3.57
  Devon Energy Corporation..................................     7,500        361,425       2.78
  Weatherford International Ltd. (a)........................    10,000        377,800       2.90
                                                                          -----------     ------
                                                                            1,204,600       9.25
                                                                          -----------     ------
ENTERTAINMENT
  Comcast Corporation Class A (a)...........................    16,500        487,410       3.74
                                                                          -----------     ------
FINANCE AND INSURANCE
  Delphi Financial Group Inc................................     8,748        406,957       3.13
  Lehman Brothers Holdings Inc. (b).........................    10,600        732,248       5.62
  MBIA Inc..................................................    10,000        549,700       4.22
                                                                          -----------     ------
                                                                            1,688,905      12.97
                                                                          -----------     ------
HEALTH
  CONMED Corporation (a)....................................    25,000        516,000       3.96
  Johnson & Johnson.........................................    12,000        594,240       4.56
  Merck & Co Inc............................................     5,000        253,100       1.94
  Medco Health Solutions Inc. (a)...........................       603         15,636       0.12
  Tenet Healthcare Corp. (a)................................    30,000        434,400       3.34
  US Oncology, Inc. (a).....................................    46,000        336,260       2.58
                                                                          -----------     ------
                                                                            2,149,636      16.51
                                                                          -----------     ------

See notes to financial statements.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

SEPTEMBER 30, 2003

                                                              SHARES OR
                                                              PRINCIPAL                 PERCENT OF
                                                               AMOUNT        VALUE      NET ASSETS
                                                              ---------   -----------   ----------
COMMON STOCKS (CONTINUED)
INDUSTRIAL CYCLICALS
  Lockheed Martin Corporation...............................    10,000    $   461,500       3.54%
                                                                          -----------     ------
REAL ESTATE
  First Industrial Realty Trust, Inc........................    10,000        320,700       2.46
                                                                          -----------     ------
RETAIL TRADE
  IHOP Corporation..........................................    16,000        525,600       4.04
  Office Depot Inc. (a).....................................    30,000        421,500       3.24
  Sonic Automotive Inc. (a).................................    24,300        584,658       4.49
                                                                          -----------     ------
                                                                            1,531,758      11.77
                                                                          -----------     ------
SERVICES
  Oracle Corporation (a)....................................    30,000        337,500       2.59
  Waste Management, Inc.....................................    22,000        575,740       4.42
                                                                          -----------     ------
                                                                              913,240       7.01
                                                                          -----------     ------
TECHNOLOGY
  American Power Conversion Corporation (a).................    12,000        205,800       1.58
  Intel Corporation.........................................    12,000        330,240       2.54
                                                                          -----------     ------
                                                                              536,040       4.12
                                                                          -----------     ------
UTILITIES
  CH Energy Group, Inc......................................     6,000        264,000       2.03
                                                                          -----------     ------
TOTAL COMMON STOCKS (cost $8,046,254).......................               11,223,942      86.20
                                                                          -----------     ------

See notes to financial statements.
 6

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

SEPTEMBER 30, 2003

                                                              SHARES OR
                                                              PRINCIPAL                 PERCENT OF
                                                               AMOUNT        VALUE      NET ASSETS
                                                              ---------   -----------   ----------
SHORT TERM DEMAND NOTES
  American Family Financial Services, 0.7407%...............   651,282    $   651,282       5.00%
  Wisconsin Corporate Central Credit Union, 0.79%...........   638,256        638,256       4.90
  US Bank, 0.87%............................................   571,712        571,712       4.39
                                                                          -----------     ------
TOTAL SHORT TERM DEMAND NOTES (cost $1,861,250).............                1,861,250      14.29
                                                                          -----------     ------
CERTIFICATE OF DEPOSIT
  US Bank, 0.75%, due 9/30/2004
  (cost $2,738).............................................     2,738          2,738       0.02
                                                                          -----------     ------
TOTAL INVESTMENTS IN SECURITIES (cost $9,910,242)...........              $13,087,930     100.51%
                                                                          ===========     ======

---------------------

Notes:

(a) Presently non-income producing
(b) 3,500 shares subject to option

CONCORDE VALUE FUND
COVERED CALL OPTIONS WRITTEN

SEPTEMBER 30, 2003

                                                              SHARES SUBJECT
                                                                 TO CALL        VALUE
                                                              --------------   -------
SECURITY/EXPIRATION DATE/EXERCISE PRICE
  Lehman Brothers Holdings Inc./October/50..................      3,500        $65,800
                                                                               -------
TOTAL (premiums received $58,622)...........................                   $65,800
                                                                               =======

See notes to financial statements.

CONCORDE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2003

ASSETS
  Investments in securities, at value (cost $9,910,242).....  $13,087,930
  Receivables
     Dividends..............................................       19,251
     Interest...............................................        1,241
  Other assets..............................................        3,354
                                                              -----------
TOTAL ASSETS................................................   13,111,776
                                                              -----------
LIABILITIES
  Covered call options written, at value (premiums received
     $58,622)...............................................       65,800
  Investment advisory fee payable...........................        9,907
  Accrued expenses..........................................       15,243
                                                              -----------
TOTAL LIABILITIES...........................................       90,950
                                                              -----------
NET ASSETS
  Equivalent to $14.07 per share on 925,638 shares of
     capital stock outstanding..............................  $13,020,826
                                                              ===========

See notes to financial statements.
 8

CONCORDE VALUE FUND
STATEMENT OF OPERATIONS

YEAR ENDED SEPTEMBER 30, 2003

INVESTMENT INCOME
  Investment income
     Dividends..............................................  $   162,145
     Interest...............................................       12,302
                                                              -----------
  Total investment income...................................      174,447
                                                              -----------
  Expenses
     Investment advisory fee................................      111,511
     Custodian fees.........................................        5,880
     Printing, postage and delivery.........................       16,950
     Accounting fees........................................       23,593
     Transfer agent fees....................................       16,134
     Legal fees.............................................       46,078
     Registration fees......................................        2,248
     Audit fees.............................................       16,416
     Other expenses.........................................        6,824
                                                              -----------
  Total expenses............................................      245,634
                                                              -----------
  NET INVESTMENT LOSS.......................................      (71,187)
                                                              -----------
REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS AND
  REALIZED LOSS AND UNREALIZED DEPRECIATION ON COVERED CALL
  OPTIONS WRITTEN
  Net realized gain on investments in securities............      263,257
  Net realized loss on covered call options written.........      (43,468)
  Net change in unrealized appreciation of investments in
     securities.............................................    1,389,085
  Net change in unrealized depreciation of covered call
     options written........................................      (56,779)
                                                              -----------
  NET GAIN ON INVESTMENTS...................................    1,552,095
                                                              -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......  $ 1,480,908
                                                              ===========

See notes to financial statements.

CONCORDE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED SEPTEMBER 30, 2003 AND 2002

                                                                 2003          2002
                                                              -----------   -----------
CHANGE IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)..............................  $   (71,187)  $    35,773
  Net realized gain on investments..........................      219,789       274,617
  Net change in unrealized appreciation of investments......    1,332,306    (1,988,005)
                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from
     operations.............................................    1,480,908    (1,677,615)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................      (36,484)      (23,571)
  Net realized gains on investments.........................     (264,512)   (1,104,555)
CAPITAL SHARE TRANSACTIONS -- NET...........................      157,464       798,914
                                                              -----------   -----------
  Total increase (decrease) in net assets...................    1,337,376    (2,006,827)
NET ASSETS
  Beginning of year.........................................   11,683,450    13,690,277
                                                              -----------   -----------
  End of year (including undistributed net investment income
     (loss) of $(68,488) and $39,183 respectively)..........  $13,020,826   $11,683,450
                                                              ===========   ===========

See notes to financial statements.
 10

CONCORDE VALUE FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR ENDED SEPTEMBER 30,
                                             ------------------------------------------------
                                              2003       2002      2001      2000      1999
                                             -------   --------   -------   -------   -------
PER SHARE DATA(1):
Net asset value, beginning of year.........  $ 12.79   $  15.87   $ 17.95   $ 15.50   $ 15.36
                                             -------   --------   -------   -------   -------
Income (loss) from investment operations:
  Net investment income (loss).............    (0.08)      0.04      0.06      0.03      0.02
  Net realized and unrealized gain (loss)
     on investments........................     1.69      (1.79)    (1.22)     2.93      2.64
                                             -------   --------   -------   -------   -------
  Total income (loss) from investment
     operations............................     1.61      (1.75)    (1.16)     2.96      2.66
                                             -------   --------   -------   -------   -------
Less distributions:
  Distributions from net investment
     income................................    (0.04)     (0.03)    (0.06)    (0.02)       --
  Distributions from net realized gains....    (0.29)     (1.30)    (0.86)    (0.49)    (2.52)
                                             -------   --------   -------   -------   -------
  Total from distributions.................    (0.33)     (1.33)    (0.92)    (0.51)    (2.52)
                                             -------   --------   -------   -------   -------
Net asset value, end of year...............  $ 14.07   $  12.79   $ 15.87   $ 17.95   $ 15.50
                                             =======   ========   =======   =======   =======
TOTAL RETURN...............................   12.77%    (12.75%)   (6.68%)   19.71%    18.38%
                                             =======   ========   =======   =======   =======
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in thousands)...  $13,021   $ 11,683   $13,690   $15,813   $15,487
  Ratio of expenses to average net
     assets................................    1.98%      1.44%     1.50%     1.46%     1.47%
  Ratio of net investment income (loss) to
     average net assets....................   (0.57%)     0.25%     0.34%     0.20%     0.11%
  Portfolio turnover rate..................   19.83%     40.94%    34.60%    34.08%    25.87%

---------------------

(1) Per share information has been calculated using the average number of shares outstanding.

See notes to financial statements.

CONCORDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  NATURE OF BUSINESS

     Concorde Value Fund (Fund) is a separate series of shares of common stock of Concorde Funds, Inc. (Company). The Company was incorporated in the state of Texas in September of 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The effective date of the Fund's Registration Statement under the Securities Act of 1933 was December 4, 1987. The primary investment objective of the Fund is to produce long-term growth of capital. The Company may designate one or more series of common stock. The Company presently has no series other than the Fund. Each capital share in the Fund represents an equal, proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

SIGNIFICANT ACCOUNTING POLICIES:

  USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

  VALUATION OF SECURITIES

     Securities are valued at the close of each business day. Bonds and notes are valued at the last quoted bid price obtained from independent pricing services. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation, except for call options written for which the last quoted bid price is used. Short-term demand notes and certificates of deposit are stated at amortized cost, which approximates fair value. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

  OPTION WRITING

     When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. The Fund treats premiums received from writing options that expire unexercised on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

  INCOME TAXES

     The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

     Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At September 30, 2003, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

  DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 2 -- COVERED CALL OPTIONS WRITTEN

     As of September 30, 2003, investment securities valued at $241,780 were held by the custodian in connection with covered call options written by the Fund.

     Transactions in covered call options written for the year ended September 30, 2003 were as follows:

                        NUMBER OF   PREMIUMS
                        CONTRACTS   RECEIVED
                        ---------   ---------
Options outstanding at
  September 30,
  2002................     195      $ 290,501
Options written.......     932        826,696
Options expired.......      --             --
Options exercised.....    (185)      (135,403)
Options terminated in
  closing purchase
  transactions........    (907)      (923,172)
                          ----      ---------
Options outstanding at
  September 30,
  2003................      35      $  58,622
                          ====      =========

NOTE 3 -- DISTRIBUTION TO SHAREHOLDERS

     A distribution to shareholders of $0.33 per share aggregating $300,996 was declared on December 19, 2002 from net investment income and net realized gains from investment transactions. The distribution was paid on December 19, 2002 to shareholders of record on December 17, 2002.

     At September 30, 2003, the Fund had undistributed net realized gains of $211,027, of which none are short term.

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

     As of September 30, 2003, there were 30,000,000 shares of $1 par value capital stock authorized of which 9,841,293 shares are classified as the Fund's series and the remaining balance is unallocated for future use. As of September 30, 2003, capital paid-in aggregated $9,707,777.

     Transactions in shares of capital stock for the years ended September 30, 2003 and 2002 were as follows:

                              2003                  2002
                       ------------------   --------------------
                       SHARES     AMOUNT    SHARES      AMOUNT
                       -------   --------   -------   ----------
Shares sold..........   14,028   $190,726    25,565   $  392,315
Shares issued in
  reinvestment of
  dividends..........   22,942    300,996    70,026    1,128,126
                       -------   --------   -------   ----------
                        36,970    491,722    95,591    1,520,441
Shares redeemed......   24,638    334,258    44,713      721,527
                       -------   --------   -------   ----------
Net increase.........   12,332   $157,464    50,878   $  798,914
                       =======   ========   =======   ==========

NOTE 5 -- INVESTMENT TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $2,219,953 and $2,997,831, respectively, for common stock, and $0 and $0, respectively, for U.S. government obligations for the year ended September 30, 2003. As of September 30, 2003, the aggregate unrealized appreciation and depreciation of investment securities and covered call options written was as follows:

Unrealized appreciation........   $3,467,988
Unrealized depreciation........     (297,478)
                                  ----------
Net unrealized appreciation....   $3,170,510
                                  ==========

NOTE 6 -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund has an Investment Advisory Agreement (Advisory Agreement) with Concorde Financial Corporation dba Concorde Investment Management (Concorde) to act as the Fund's investment advisor. Concorde provides the Fund with investment advice and recommendations consistent with the Fund's investment objectives, policies and restrictions, and supervises the purchase and sale of investment transactions on behalf of the Fund. For such services, Concorde receives an annual fee of 0.9% of the Fund's average daily net assets, computed daily and paid on a monthly basis. The investment advisory fee was $111,511 for the year ended September 30, 2003, of which $9,907 was payable at year end.

     Certain directors and officers of the Company are also directors, officers and/or employees of Concorde.

NOTE 7 -- VALUE LINE AGREEMENT

     Concorde entered into an agreement as of October 31, 2002 with Value Line, Inc. (Value Line), a New York corporation, which provides investment advisory services to mutual funds, institutions and individual clients. The agreement provides, among other things that: 1) Value Line will execute an Investment Advisory Agreement with the Fund and assume all operational and accounting responsibilities of the Fund. For such services Value Line will receive an annual fee of .9% of the Fund's average daily net assets, payable monthly and pro-rated for the portion of the year the agreement is in effect; 2) Concorde will execute a Sub-Advisory Agreement with Value Line and the Fund to manage the assets of the Fund. Value Line will compensate Concorde for its services; 3) the Company will reincorporate in the state of Maryland as Value Line Value Fund, Inc. and; 4) Value Line and Concorde will use their best efforts to cause the Board to adopt a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. As compensation for the services to be provided under the distribution plan, Value Line Securities, Inc. will be paid a fee at the annual rate of .25% of the Fund's average daily net assets. All of these items are subject to approval by the Board of Directors and the shareholders of the Fund.

     On September 17, 2003, Value Line terminated the above mentioned agreement. Concorde and Value Line are currently in negotiations to settle disputes related to or reestablish the agreement.

DIRECTORS AND OFFICERS

                                                                                                             OTHER
                                                 TERM OF OFFICE                                          DIRECTORSHIPS
                              POSITION(S)          AND LENGTH      PRINCIPAL OCCUPATION(S) DURING      HELD BY DIRECTOR
NAME, ADDRESS AND AGE      HELD WITH THE FUND    OF TIME SERVED             PAST 5 YEARS                  OR OFFICER
---------------------      ------------------    --------------    ------------------------------      ----------------
"DISINTERESTED PERSONS"
John R. Bradford, Ph.D.   Director              Indefinite, until  Vice President of Development    None
Age: 81                                         successor elected  of Compliance Services Group,
Address:                                                           Inc., an international
3112 -- 42nd Street                             Since 1993         integrated environmental
Lubbock, Texas 79413                                               management consulting and
                                                                   engineering service company.
John H. Wilson            Director              Indefinite, until  President of U.S. Equity         Capital Southwest
Age: 61                                         successor elected  Corporation, a venture capital   Corporation, Encore
Address:                                                           firm since 1983.                 Wire Corporation, Palm
1500 Three Lincoln                              Since 1992                                          Harbor Homes, Inc.
Centre
5430 LBJ Freeway
Dallas, Texas 75240
"INTERESTED PERSONS"
Gary B. Wood, Ph.D.*      President, Treasurer  Indefinite, until  President, Secretary, Treasurer  OmniMed Corporation
Age: 54                   and Director          successor elected  and a director of the Advisor    eOriginal, Inc.
Address:                                        (as Director)      and Concorde Capital
1500 Three Lincoln                                                 Corporation, an investment
Centre                                          One-year term (as  advisory firm affiliated with
5430 LBJ Freeway                                officer)           the Advisor. He is also
Dallas, Texas 75240                                                Chairman of the Board and
                                                Since 1987         Interim CEO of International
                                                                   Hospital Corporation and its
                                                                   Subsidiaries which owns,
                                                                   develops and manages private
                                                                   healthcare facilities in
                                                                   Mexico, Central America and
                                                                   Brazil.
John A. Stetter           Secretary             One-year term      Vice President and Portfolio     None
Age: 48                                                            Manager for the Advisor.
Address:                                        Since 1998
1500 Three Lincoln
Centre
5430 LBJ Freeway
Dallas, Texas 75240

---------------------
* Dr. Wood is a director who is an "interested person" of FUND as that term is defined in the Investment Company Act of 1940.

    For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities, please call (972) 404-1500 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. After August 31, 2004 information on how the Fund voted Proxies relating to portfolio securities during the twelve month period ending June 30, 2004 will be available by calling (972) 404-1500 and requesting a copy or on the website of the Securities and Exchange Commission.

INVESTMENT ADVISOR
  Concorde Investment Management
  1500 Three Lincoln Centre
  5430 LBJ Freeway
  Dallas, Texas 75240

OFFICERS
  Gary B. Wood, Ph.D.
  President and Treasurer
  John A. Stetter
  Secretary

DIRECTORS
  John R. Bradford, Ph.D.
  John H. Wilson
  Gary B. Wood, Ph.D.

CUSTODIAN
  U.S. Bank, N.A.
  777 E. Wisconsin Avenue
  Milwaukee, Wisconsin 53202

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
  U.S. Bancorp Mutual Fund Services, LLC
  Mutual Fund Services, 3rd Floor
  615 East Michigan Street
  Milwaukee, Wisconsin 53202

INDEPENDENT CERTIFIED
PUBLIC ACCOUNTANTS
  Brad A. Kinder, CPA
  400 Parker Square
  Suite 250-K
  Flower Mound, Texas 75028

LEGAL COUNSEL
  Foley & Lardner
  777 East Wisconsin Avenue
  Milwaukee, Wisconsin 53202

TELEPHONE
  (972) 404-1500
  (Fund information)

  (800) 294-1699
  (Shareholder account information)

                             [CONCORDE FUNDS LOGO]

                                   A NO-LOAD
                                  MUTUAL FUND

                                 ANNUAL REPORT
                            DATED SEPTEMBER 30, 2003

                                                               [CONCORDE
FUNDS LOGO]

ITEM 2. CODE OF ETHICS. Registrant has adopted a code of ethics. See attached
Exhibit 10(a).



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Registrant's Board of Directors has determined that it does not have an "audit committee financial expert" serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an "audit committee financial expert"; as such term is defined by the Securities and Exchange Commission.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not required for annual reports filed for periods ending before December 15, 2003.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.



ITEM 8. [RESERVED]



ITEM 9. CONTROLS AND PROCEDURES.

(a) The disclosure controls and procedures of Concorde Funds, Inc. (the "Fund") are periodically evaluated. As of November 25, 2003, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b) The internal controls of the Fund are periodically evaluated. Since, November 25, 2003, the date of the last evaluation, there have been no significant changes in the Fund's internal controls or in other factors that could have had a significant effect on such controls. There have also been no significant deficiencies or material weaknesses identified since the last evaluation that required any corrective action.

ITEM 10. EXHIBITS.

(a)      Code of Ethics - EX-99.CODE ETH

(b)      CERTIFICATIONS - EX-99.CERT

(c) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT - EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      CONCORDE FUNDS, INC.
             ----------------------------------------


By:  /s/ GARY B. WOOD
    -------------------------------------------------
                  Gary B. Wood, President

Date              December 2, 2003
     ------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ GARY B. WOOD
    -------------------------------------------------
         Gary B. Wood, Principal Executive Officer

Date              December 2, 2003
     ------------------------------------------------


By:  /s/ GARY B. WOOD
    -------------------------------------------------
         Gary B. Wood, Principal Executive Officer

Date              December 2, 2003
     ------------------------------------------------


* Print the name and title of each signing officer under his or her signature.





                                        3